UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2009

Check here if Amendment              [_]; Amendment Number: ______

This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Addison Clark Fund, L.P.
Address:   10 Wright Street, Suite 100
           Westport, Connecticut 06880

Form 13F File Number:    028-10545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. Hogan
Title:    Managing Member of General Partner
Phone:    (203) 222-4000

Signature, Place, and Date of Signing:

/s/ Terence M. Hogan         Westport, Connecticut       November 16, 2009
-----------------------     -----------------------    ---------------------
     [Signature]               [City, State]                  [Date]

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

028-10375                           Addison Clark Management, L.L.C.
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